Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary Of Ordinary Shares Reserved For Future Issuance

The Company has reserved for future issuance the following number of ordinary shares as of December 31, 2019:

2019 Share Incentive Plan	63,429,506
Employee Share Purchase Plan	3,972,565
Conversion of ordinary share warrant	500,000
Total	67,902,071